Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [Line Items]
Total assets	₩ 35,071,523	₩ 35,574,563
Current assets	11,099,470	10,248,315
Non-current assets	23,972,053	25,326,248
Total liabilities	22,334,584	23,086,282
Current liabilities	11,006,948	10,984,976
Non-current liabilities	11,327,636	12,101,306
Revenue	24,230,124	23,475,567	₩ 24,336,571
Profit for the year	(70,636)	(2,872,078)	(179,443)
Other comprehensive income (loss)	158,414	204,258	(15,409)
Total comprehensive income (loss) for the year	87,778	(2,667,820)	(194,852)
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	204,880	195,815
Current assets	143,086	126,314
Non-current assets	61,794	69,501
Total liabilities	85,224	66,017
Current liabilities	64,921	51,625
Non-current liabilities	20,303	14,392
Revenue	307,756	346,434	384,144
Profit for the year	9,615	13,672	12,744
Other comprehensive income (loss)	(409)	9,933	2,612
Total comprehensive income (loss) for the year	₩ 9,206	₩ 23,605	₩ 15,356